RS - Summary of Fair Value of cash-settled Performance Share Unit Programs (Details)	12 Months Ended
Dec. 31, 2022 EUR (€) shares yr € / shares Rate
2020 April Performance Share Unit [Member]
Performance Share Unit Programs [Line Items]
Share Price on Grant Date in | € / shares	€ 13.21
Performance Term of Share Based Program, Years | yr	1.25
Risk-free Interest Rate	2.12
Fair Value on | €	€ 0.03
2020 April Performance Share Unit [Member] | Morphosys Share [Member]
Performance Share Unit Programs [Line Items]
Expected Volatility	5615.00%
2020 April Performance Share Unit [Member] | NASDAQ Biotech index [member]
Performance Share Unit Programs [Line Items]
Expected Volatility	1691.00%
2020 June Performance Share Unit [Member]
Performance Share Unit Programs [Line Items]
Share Price on Grant Date in | € / shares	€ 13.21
Performance Term of Share Based Program, Years | yr	1.42
Risk-free Interest Rate	2.12
Fair Value on | €	€ 0.09
2020 June Performance Share Unit [Member] | Morphosys Share [Member]
Performance Share Unit Programs [Line Items]
Expected Volatility	5456.00%
2020 June Performance Share Unit [Member] | NASDAQ Biotech index [member]
Performance Share Unit Programs [Line Items]
Expected Volatility	1678.00%
2021 April Performance Share Unit [Member]
Performance Share Unit Programs [Line Items]
Share Price on Grant Date in | € / shares	€ 13.21
Performance Term of Share Based Program, Years | yr	2.25
Risk-free Interest Rate	2.08
Fair Value on | €	€ 2.78
2021 April Performance Share Unit [Member] | Morphosys Share [Member]
Performance Share Unit Programs [Line Items]
Expected Volatility	4829.00%
2021 April Performance Share Unit [Member] | NASDAQ Biotech index [member]
Performance Share Unit Programs [Line Items]
Expected Volatility	1590.00%
2021 October Performance Share Unit [Member]
Performance Share Unit Programs [Line Items]
Performance Term of Share Based Program, Years | yr	2.75
Risk-free Interest Rate	2.02
Fair Value on | €	€ 4.07
2021 October Performance Share Unit [Member] | Morphosys Share [Member]
Performance Share Unit Programs [Line Items]
Expected Volatility	4750.00%
2021 October Performance Share Unit [Member] | NASDAQ Biotech index [member]
Performance Share Unit Programs [Line Items]
Expected Volatility	1752.00%
2022 June Performance Share Unit Program [Member]
Performance Share Unit Programs [Line Items]
Share Price on Grant Date in | € / shares	€ 13.21
Performance Term of Share Based Program, Years | shares	3.92
Risk-free Interest Rate	1.98
Fair Value on | €	€ 10.85
2022 June Performance Share Unit Program [Member] | Morphosys Share [Member]
Performance Share Unit Programs [Line Items]
Expected Volatility	4755.00%
2022 June Performance Share Unit Program [Member] | NASDAQ Biotech index [member]
Performance Share Unit Programs [Line Items]
Expected Volatility	2095.00%
2022 October Performance Share Unit Program [Member]
Performance Share Unit Programs [Line Items]
Share Price on Grant Date in | € / shares	€ 13.21
Performance Term of Share Based Program, Years | shares	3.92
Risk-free Interest Rate	1.97
Fair Value on | €	€ 10.23
2022 October Performance Share Unit Program [Member] | Morphosys Share [Member]
Performance Share Unit Programs [Line Items]
Expected Volatility	4663.00%
2022 October Performance Share Unit Program [Member] | NASDAQ Biotech index [member]
Performance Share Unit Programs [Line Items]
Expected Volatility	2083.00%